LONG-TERM PREPAID EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	¥ 7,824			¥ 14,485
Additions	28,745			307
Amortisation	(3,168)			(6,968)	¥ (14,179)
Closing net book amount	33,401	$ 5,134		7,824	14,485
Gross carrying amount [member]
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	64,077			63,770
Closing net book amount	92,822			64,077	63,770
Accumulated amortisation [member]
Disclosure of long-term prepaid expenses [line items]
Opening net book amount	(56,253)			(49,285)
Closing net book amount	¥ (59,421)			¥ (56,253)	¥ (49,285)

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.